Commitments and Contingencies (Details) € in Thousands, $ in Thousands	Jul. 27, 2026 USD ($)	Jul. 13, 2026 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 EUR (€)	Mar. 09, 2026 USD ($)
ABCFL Facility [Member]
Commitments and Contingencies [Abstract]
Percentage of construction costs of Newbuilding MR Tanker to be financed			85.00%	85.00%	85.00%
Contractual Commitments to Shipyard for Newbuilding MR Tanker [Member]
Commitments and Contingencies [Abstract]
Contractual commitments			$ 38,420		$ 45,200
Contractual commitments payable in 2028			4,520
Contractual commitments payable in 2029			33,900
Contractual Commitments to Shipyard for Newbuilding Yacht [Member]
Commitments and Contingencies [Abstract]
Contractual commitments			35,315	€ 31,000
Contractual commitments payable in 2026			15,379	13,500
Contractual commitments payable in 2027			$ 19,936	€ 17,500
Contractual Commitments to Shipyard for Second Newbuilding MR Tanker [Member] | Subsequent Event [Member]
Commitments and Contingencies [Abstract]
Contractual commitments		$ 38,420
Contractual commitments payable in 2028		9,040
Contractual commitments payable in 2029		$ 29,380
Contractual Commitments to Shipyard for Third Newbuilding MR Tanker [Member] | Subsequent Event [Member]
Commitments and Contingencies [Abstract]
Contractual commitments	$ 38,420
Contractual commitments payable in 2028	13,560
Contractual commitments payable in 2029	$ 24,860